Derivative Financial Instruments - Summary of Derivative Financial Instruments at Fair Value through Profit or Loss (Detail) - Derivatives Not Designated as Hedges - Liabilities [member] - Derivative Contracts of Interest Rate [member] - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	$ (17)	$ 137
Financial liabilities at fair value through profit or loss	$ (17)	$ 137